Selected Quarterly Information (Unaudited) - Summary of Selected Quarterly Information (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 25, 2017	Jun. 30, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 25, 2017
Debt Instrument [Line Items]
Loss on early payment of debt					$ 6,744
Loss on extinguishment of debt			$ (1,400)		(16,580)
Long-term Debt
Debt Instrument [Line Items]
Principal amount of debt	$ 151,000				$ 151,000
Loss on extinguishment of debt	$ (15,200)
Term Loan | Initial Public Offering
Debt Instrument [Line Items]
Loss on early payment of debt		$ 6,700
Principal amount of debt		$ 61,100
Term Loan and Revolving Credit Facility | Amended Credit Agreement
Debt Instrument [Line Items]
Debt extension costs				$ 1,700